Related Party Transactions - Schedule of Due from Related Parties (Details) - Related Party [Member] - USD ($)		6 Months Ended
		Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Total due from related parties		$ 137,550	$ 101,906
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship		An entity controlled by the CEO
Total due from related parties		$ 128,042	101,906
Mr. Erqi Wang [Member]
Related Party Transaction [Line Items]
Related party relationship	[1]	CEO and controlling shareholder of the Company
Total due from related parties	[1]	$ 9,508

[1]	The Company has advanced cash to the Company’s CEO, Mr. Erqi Wang, for business purpose. Such advances are non-interest bearing and due upon demand. The amount of due from a related party as of March 31, 2025 has been subsequently collected as the date of this report.